State Street SPDR SP Global Infrastructure ETF Investment Strategy - State Street SPDR SP Global Infrastructure ETF	Sep. 30, 2025
Prospectus [Line Items]
Strategy [Heading]	The Fund's Principal Investment Strategy
Strategy Narrative [Text Block]	In seeking to track the performance of the S&P Global Infrastructure Index (the “Index”), the Fund employs a sampling strategy, which means that the Fund is not required to purchase all of the securities represented in the Index. Instead, the Fund may purchase a subset of the securities in the Index in an effort to hold a portfolio of securities with generally the same risk and return characteristics of the Index. The quantity of holdings in the Fund will be based on a number of factors, including asset size of the Fund. Based on its analysis of these factors, SSGA Funds Management, Inc. (“SSGA FM” or the “Adviser”), the investment adviser to the Fund, either may invest the Fund's assets in a subset of securities in the Index or may invest the Fund's assets in substantially all of the securities represented in the Index in approximately the same proportions as the Index, as determined by the Adviser to be in the best interest of the Fund in pursuing its objective.Under normal market conditions, the Fund generally invests substantially all, but at least 80%, of its total assets in the securities comprising the Index and in depositary receipts (including American Depositary Receipts (“ADRs”) or Global Depositary Receipts (“GDRs”)) based on securities comprising the Index. In addition, in seeking to track the Index, the Fund may invest in equity securities that are not included in the Index (including common stock, preferred stock, depositary receipts and shares of other investment companies). The Fund may also invest in cash and cash equivalents or money market instruments (including money market funds advised by the Adviser) for cash management purposes. In seeking to track the Index, the Fund's assets may be concentrated in an industry or group of industries, but only to the extent that the Index concentrates in a particular industry or group of industries. Futures contracts (a type of derivative instrument) may be used by the Fund in seeking performance that corresponds to the Index and in managing cash flows.The Index is comprised of 75 of the largest publicly listed infrastructure companies that meet specific investability requirements. The Index is designed to provide liquid exposure to the leading publicly listed companies in the global infrastructure industry, from both developed markets and emerging markets. The Index includes publicly traded companies with stock traded on a developed market exchange with float-adjusted market capitalizations of a minimum of $100 million and minimum total market capitalizations of $250 million. Stocks must satisfy liquidity thresholds on 3 month average daily value trading of $500,000. Fifteen emerging market stocks are chosen first, based on the highest float-adjusted market capitalization of the parent company, with no more than 10 chosen from each of the three subsets of infrastructure companies represented in the Index (i.e., transportation, utilities and energy). The 60 largest developed market stocks, based on float-adjusted market capitalization, are then chosen to complete the index. The developed market stocks are chosen such that there are a total of 30 transportation, 30 utilities and 15 energy infrastructure companies in the Index. In the event that fewer than 75 qualifying stocks meet the criteria above, the Index Committee may allow additional emerging market stocks to be included, in order of float-adjusted market capitalization rank, in order to reach the required number of constituents for that specific subset. Such a decision will be based on market conditions at the time of the decision. At each rebalancing, the combined weight of securities of companies in the transportation, utilities and energy infrastructure categories are set at 40%, 40% and 20%, respectively. Individual stock Index weights are capped at 5%. The Index is rebalanced semi-annually effective after the close of the last trading day of March and September. As of November 30, 2025, countries represented in the Fund included Australia, Brazil, Canada, China, Denmark, France, Germany, Italy, Japan, Luxembourg, Mexico, New Zealand, Norway, Singapore, Spain, Switzerland, the United Kingdom and the United States. As of November 30, 2025, a significant portion of the Fund comprised companies located in the United States and Europe, although this may change from time to time. As of November 30, 2025, the Index comprised 75 securities.The Index is sponsored by S&P Dow Jones Indices LLC (the “Index Provider”), which is not affiliated with the Fund or the Adviser. The Index Provider determines the composition of the Index, relative weightings of the securities in the Index and publishes information regarding the market value of the Index.